Revenue - Schedule of primary geographical market and major products (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of primary geographical market and major products [Line Items]
Segment revenue	$ 603,394	$ 590,557	$ 577,838
Inter-segment revenue	(179,646)	(187,354)	(174,099)
Revenue from contracts with customers	423,748	403,203	403,739
Timing of revenue recognition
Goods transferred at a point in time	418,091	397,162	400,979
Services transferred over time	5,657	6,041	2,760
Total revenue from contracts with customers	423,748	403,203	403,739
NextGel
Schedule of primary geographical market and major products [Line Items]
Segment revenue	243,035	253,467	241,563
Inter-segment revenue	(120,061)	(131,100)	(122,557)
Revenue from contracts with customers	122,974	122,367	119,006
Timing of revenue recognition
Goods transferred at a point in time	117,317	116,753	116,246
Services transferred over time	5,657	5,614	2,760
Total revenue from contracts with customers	122,974	122,367	119,006
Procaps Colombia
Schedule of primary geographical market and major products [Line Items]
Segment revenue	148,270	145,275	156,850
Inter-segment revenue	(404)	(2,985)	(1,493)
Revenue from contracts with customers	147,866	142,290	155,357
Timing of revenue recognition
Goods transferred at a point in time	147,866	142,290	155,357
Services transferred over time	0	0	0
Total revenue from contracts with customers	147,866	142,290	155,357
CAN
Schedule of primary geographical market and major products [Line Items]
Segment revenue	75,663	77,306	64,198
Inter-segment revenue	(24,165)	(22,461)	(16,633)
Revenue from contracts with customers	51,498	54,845	47,565
Timing of revenue recognition
Goods transferred at a point in time	51,498	54,845	47,565
Services transferred over time	0	0	0
Total revenue from contracts with customers	51,498	54,845	47,565
CASAND
Schedule of primary geographical market and major products [Line Items]
Segment revenue	96,324	80,043	67,605
Inter-segment revenue	(17,108)	(17,062)	(14,276)
Revenue from contracts with customers	79,216	62,981	53,329
Timing of revenue recognition
Goods transferred at a point in time	79,216	62,554	53,329
Services transferred over time	0	427	0
Total revenue from contracts with customers	79,216	62,981	53,329
Diabetrics
Schedule of primary geographical market and major products [Line Items]
Segment revenue	40,102	34,466	47,622
Inter-segment revenue	(17,908)	(13,746)	(19,140)
Revenue from contracts with customers	22,194	20,720	28,482
Timing of revenue recognition
Goods transferred at a point in time	22,194	20,720	28,482
Services transferred over time	0	0	0
Total revenue from contracts with customers	22,194	20,720	28,482
Corporate
Schedule of primary geographical market and major products [Line Items]
Segment revenue	0	0	0
Inter-segment revenue	0	0	0
Revenue from contracts with customers	0	0	0
Timing of revenue recognition
Goods transferred at a point in time	0	0	0
Services transferred over time	0	0	0
Total revenue from contracts with customers	$ 0	$ 0	$ 0